Operating Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - Office and Warehouse [Member]	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Operating Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	5.40%	5.40%	5.40%	5.40%
One year	$ 68,586	¥ 500,400	$ 72,864	¥ 500,400
Two years	68,586	500,400	72,864	500,400
Three years	68,586	500,400	72,864	500,400
Four years	68,586	500,400	72,864	500,400
Five years and thereafter	17,146	125,100	54,648	375,300
Total undiscounted cash flows	291,490	2,126,700	346,104	2,376,900
Less: imputed interest	(30,382)	(221,653)	(40,054)	(275,074)
Operating lease liabilities	$ 261,108	¥ 1,905,047	$ 306,050	¥ 2,101,826